Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Loss before income tax	$ (232,453)	$ (206,317)	$ (146,307)
Statutory income tax rates	23.00%	24.00%	26.50%
Expected income tax recovery	$ (53,464)	$ (49,516)	$ (38,771)
Non-deductible share-based compensation	2,308	1,970	10,474
Non-deductible finance expense	2	2,130	15,981
Revaluation of the fair value of warrant liabilities	17,902	0	0
Non-deductible portion of capital losses	5,118	0	0
Other non-deductible expenses	610	348	2,621
Change in tax rates	0	1,528	3,305
Deferred tax benefits not recognized	25,253	43,540	2,781
Income tax (recovery) expense	$ (2,271)	$ 0	$ (3,609)